Subsequent Events	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Subsequent Events
Subsequent Events

Note 7 — Subsequent Events

Subsequent to December 31, 2020, the Company borrowed approximately $109,000 under the Note.

On February 4, 2021, the Company effected a 1:1.2 stock split for Class B common stock, resulting in an aggregate of 8,625,000 Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 8, 2021, the date that the financial statements were available to be issued. Based on this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 8 — Subsequent Events

On April 21, 2021, the Company, entered into a merger agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Einstein Merger Corp. I, a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and SmartRent.com, Inc., a Delaware corporation (“SmartRent”). The transactions set forth in the Merger Agreement, including the Merger (defined below), will constitute a “Business Combination” as contemplated by FWAA’s Amended and Restated Certificate of Incorporation. Unless expressly stated otherwise herein, capitalized terms used but not defined herein shall have such meanings ascribed to them in the Merger Agreement. Subject to the terms and conditions set forth in the Merger Agreement, Merger Sub will merge with and into SmartRent, with SmartRent surviving as a wholly owned subsidiary of FWAA (the “Merger”). Upon the closing of the Merger and the other transactions contemplated by the Merger Agreement (the “Closing”), the Company will change its name to “SmartRent, Inc.”.

Subject to the terms and conditions set forth in the Merger Agreement, in consideration of the Merger, each outstanding share of SmartRent’s common stock (including shares of common stock issued upon conversion of preferred stock immediately prior to the Closing but excluding shares owned by SmartRent as treasury stock) will be converted into the right to receive such number of shares of the Company’s Class A Common Stock, par value $0.0001 per share (the “FWAA common stock”), equal to the Per Share Merger Consideration (as defined in the Merger Agreement). In addition, at the Closing, (i) each outstanding option to purchase SmartRent common stock, whether vested or unvested, will be assumed and converted into an option with respect to a number of shares of FWAA common stock in the manner set forth in the Merger Agreement, (ii) each outstanding warrant to purchase SmartRent common stock, whether or not exercisable, will be assumed and converted into a warrant with respect to a number of shares of FWAA common stock in the manner set forth in the Merger Agreement, and (iii) each outstanding award of restricted stock units with respect to shares of SmartRent common stock will be assumed and converted into the right to receive an award of restricted stock units representing a right to receive a number of shares of FWAA common stock in the manner set forth in the Merger Agreement.

Consummation of the transactions contemplated by the Merger Agreement is subject to conditions of the respective parties that are customary for a transaction of this type, including, among others: (a) approval by the Company’s stockholders of certain proposals to be set forth in the Proxy Statement/Prospectus; (b) approval of the Merger by the stockholders of SmartRent; (c) there being no laws or injunctions by governmental authorities or other legal restraint prohibiting consummation of the transactions contemplated under the Merger Agreement; (d) the waiting period applicable to the Merger under the HSR Act having expired (or early termination having been granted); and (e) the Company having at least $5,000,001 in net tangible assets.

Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors an aggregate of 15,500,000 shares of the Company’s common stock , at a per share price of $10 for an aggregate purchase price of $155 million concurrent with the Closing, on the terms and subject to the conditions set forth therein (the “PIPE Financing”). The Subscription Agreements contain customary representations and warranties of the Company, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement. Shares of the Company’s common stock to be issued and sold to the PIPE Investors pursuant to the Subscription Agreements will not be registered under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder. Each Subscription Agreement provides that FWAA will grant the PIPE Investors certain customary registration rights.

The Merger Agreement and other related agreements have been reported and filed on a Current Report Form 8-K with the SEC on April 8, 2021.

The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed financial statements were issued. Based upon this review, the Company determined that, except as described herein, there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements.